Note 4 - Securities	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at January 31, 2025, the Bank held securities totaling $158.5 million ( October 31, 2024 - $299.3 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $152.5 million, Government of Canada bonds with a carrying value of $3.0 million and other securities with a carrying value of $3.0 million.